OPERATING LEASES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease	$ 214,003	$ 209,119
Property, Plant, and Equipment, Lessor Asset under Operating Lease, Accumulated Depreciation	151,400	93,600
Operating Lease, Lease Income, Lease Payments	75,300	54,600	$ 39,800
Depreciation, Lessor Asset under Operating Lease	53,700	44,300	$ 32,500
Impairment, Lessor Asset under Operating Lease	$ 0	$ 0